TL SA-1


                       SUPPLEMENT DATED NOVEMBER 1, 2007
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2007
                                      OF
                             TEMPLETON FUNDS, INC.
               (Templeton Foreign Fund and Templeton World Fund)

The Statement of Additional Information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 27, the table is revised to add the following as of September 30, 2007:

-----------------------------------------------------------------------
Name  Number     Assets     Number     Assets     Number     Assets
      of Other   of Other   of Other   of Other   of Other   of
      Registered Registered Pooled     Pooled     Accounts   Other
      Investment Investment Investment Investment Managed(2) Accounts
      Companies  Companies  Vehicles   Vehicles              Managed
      Managed(1) Managed    Managed(2) Managed               (x $1
                 (x $1                 (x $1                 million)(2)
                 million)(1)           million)(2)
-----------------------------------------------------------------------
Murdo       7    47,057.6      6       14,780.7     10       2,339.7
Murchison
-----------------------------------------------------------------------
Dale Winner 1       298.1      4          266.8      0       N/A
-----------------------------------------------------------------------
Lisa Myers  7    46,793.6     12       17,972.0     10       2,315.4
-----------------------------------------------------------------------
Tucker     12    48,592.3      5        2,115.5     27       5,386.7
Scott
-----------------------------------------------------------------------

1. These figures represent registered investment companies other than the Funds that are included in this SAI. 2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

II. Under the section, "Management and Other Services - Portfolio managers - Ownership of Fund shares" on page 29, the table is revised to add the following as of September 30, 2007:

      -----------------------------------------
      Portfolio Manager  Dollar Range of Fund
                         Shares Beneficially
                         Owned
      -----------------------------------------
      Murdo Murchison            None
      -----------------------------------------
      Dale Winner                None
      -----------------------------------------
      Lisa Myers              Foreign Fund
                             $10,001 - $50,000
      -----------------------------------------
      Tucker Scott               None
      -----------------------------------------


               Please keep this supplement for future reference.